U.S. GLOBAL ACCOLADE FUNDS

                              EASTERN EUROPEAN FUND


                        SUPPLEMENT DATED DECEMBER 2, 2004
                    TO THE PROSPECTUS DATED FEBRUARY 28, 2004


PRINCIPAL TYPES OF INVESTMENTS AND RELATED RISKS. PAGE 6. Delete the second paragraph under Principal Types of Investments and Related Risks and substitute the following:

The Sub-Adviser considers the following countries to be in the Eastern European region: Albania, Armenia, Azerbaijan, Belarus, Bulgaria, Croatia, Czech Republic, Estonia, FYR Macedonia, Georgia, Hungary, Kazakhstan, Kyrgyzstan, Latvia, Lithuania, Moldova, Poland, Romania, Russia, Slovak Republic, Slovenia, Tajikistan, Turkey, Turkmenistan, Ukraine, Uzbekistan.